Shareholder Fees - Morgan C Shares - JPMorgan Prime Money Market Fund	Jul. 01, 2021
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed onPurchases as % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as % ofOriginal Cost of the Shares	1.00%
Morgan
Shareholder Fees:
Maximum Sales Charge (Load) Imposed onPurchases as % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as % ofOriginal Cost of the Shares	none